Liquidity (Details)		1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	May 08, 2019 USD ($)	May 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2014 USD ($)	Nov. 30, 2015 USD ($)	Jan. 27, 2010 USD ($)
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt				$ (10,700,000)
Net loss				175,908,000	$ 34,111,000	$ 61,464,000	$ 1,763,000	$ 39,647,000	$ 9,980,000	$ 271,483,000	$ 51,390,000
Net Cash Provided by (Used in) Operating Activities										256,126,000	84,413,000
Working capital deficit				366,000,000						366,000,000
Current portion of long-term debt				528,527,000						528,527,000		$ 242,137,000
Current portion of loans to equity-accounted investments				99,314,000						99,314,000		169,197,000
Proceeds from sale of equity-accounted investments and related assets (note 4)										$ 100,000,000	$ 54,438,000
Repayments of Senior Debt						$ 10,900,000
Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 250,000,000
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Debt instrument, principal amount														$ 200,000,000	$ 450,000,000
Repayments of Senior Debt		$ 460,900,000										$ 84,100,000	$ 57,300,000
Teekay Offshore [Member]
Debt Instrument [Line Items]
Proceeds from sale of equity-accounted investments and related assets (note 4)	$ 100,000,000
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 8,900,000
FPSO
Debt Instrument [Line Items]
Number Of Vessels | vessel										2
FPSO | Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number Of Vessels | vessel										3
Continuous Offering Program [Member]
Debt Instrument [Line Items]
Sale of Stock, Offering Amount			$ 63,000,000
Equity Method Investments [Member] | Teekay LNG
Debt Instrument [Line Items]
Guarantor Obligations, Current Carrying Value				$ 1,300,000,000						$ 1,300,000,000